Revenue information - Disaggregation of revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 323,281	$ 303,522
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	304,261	292,711
Over time
Disaggregation of Revenue [Line Items]
Total revenues	19,020	10,811
Sales of goods revenues
Disaggregation of Revenue [Line Items]
Total revenues	251,942	235,222
Automotive computing platform
Disaggregation of Revenue [Line Items]
Total revenues	215,680	204,936
SoC Core Modules
Disaggregation of Revenue [Line Items]
Total revenues	36,252	30,066
Automotive merchandise and other products
Disaggregation of Revenue [Line Items]
Total revenues	10	220
Software license revenues
Disaggregation of Revenue [Line Items]
Total revenues	26,787	18,236
Service revenues
Disaggregation of Revenue [Line Items]
Total revenues	44,552	50,064
Automotive computing Platform – Design and development service
Disaggregation of Revenue [Line Items]
Total revenues	23,025	30,810
Connectivity service
Disaggregation of Revenue [Line Items]
Total revenues	19,020	10,811
Other services
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,507	$ 8,443